Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Lease - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 593	$ 750
Lease liabilities current	368	208
Lease liabilities non-current	191	471
Total operating lease liabilities	$ 559	$ 679